Financial Instruments by Category	12 Months Ended
Dec. 31, 2018
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Financial Instruments by Category
50	FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

2018	Financial assets at fair value through profit or loss RMB million	Financial assets at fair value through comprehensive RMB million	Financial assets at amortized cost RMB million	Derivatives designated as hedging instruments RMB million	Total RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	—	1,247	—	—	1,247
Derivative financial instruments	—	—	—	223	223
Financial assets included in other non-current assets	—	—	190	—	190
Trade and notes receivables	—	—	1,436	—	1,436
Financial asset at fair value through profit or loss	96	—	—	—	96
Financial assets included in prepayments and other receivables	—	—	2,825	—	2,825
Restricted bank deposits and short-term bank deposits	—	—	16	—	16
Cash and cash equivalents	—	—	646	—	646

Total	96	1,247	5,113	223	6,679

	Financial liabilities at amortized cost RMB million	Derivatives designated as hedging instruments RMB million	Total RMB million
Financial liabilities
Trade and bills payables	12,166	—	12,166
Financial liabilities included in other payables and accruals	7,581	—	7,581
Obligations under finance leases	77,427	—	77,427
Borrowings	55,126	—	55,126
Derivative financial instruments	—	29	29

Total	152,300	29	152,329

	Loans and receivables	Available- for-sale investments	Derivatives designated as hedging instruments	Total
2017	RMB million	RMB million	RMB million	RMB million
Financial assets
Available-for-sale investments	—	800	—	800
Derivative financial instruments	—	—	151	151
Trade and notes receivables	2,124	—	—	2,124
Financial assets included in prepayments and other receivables	2,526	—	—	2,526
Restricted bank deposits and short-term bank deposits	51	—	—	51
Cash and cash equivalents	4,605	—	—	4,605
Financial assets included in other non-current assets	293	—	—	293

Total	9,599	800	151	10,550

	Loans and borrowings	Derivatives designated as hedging instruments	Total
	RMB million	RMB million	RMB million
Financial liabilities
Borrowings	63,801	—	63,801
Obligations under finance leases	66,868	—	66,868
Derivative financial instruments	—	325	325
Trade and bills payables	3,184	—	3,184
Other payables and accruals	12,964	—	12,964

Total	146,817	325	147,142